Assumptions Used in Accounting for Gratuity Plan (Detail) - Gratuity		12 Months Ended
		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Minimum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	4.40%	6.00%	7.20%
Discount rate - net periodic benefit cost	[1]	4.40%	6.00%	7.20%
Rate of increase in compensation levels of covered employees		5.00%	7.00%	5.00%
Rate of return on plan assets		4.40%	6.00%	7.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Discount rate - benefit obligations	[1]	7.00%	7.50%	8.40%
Discount rate - net periodic benefit cost	[1]	7.00%	7.50%	8.40%
Rate of increase in compensation levels of covered employees		9.00%	8.00%	9.00%
Rate of return on plan assets		7.00%	7.00%	7.20%

[1]	Weighted average assumptions used to determine both benefit obligations and net periodic benefit cost.